Interim Period (Unaudited) - Schedule of Interim Period (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								6 Months Ended			12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 219,086	$ 207,377	$ 192,966	$ 185,380	$ 202,415	$ 220,947	$ 221,281	$ 204,329
Gross profit	46,399	45,047	43,947	40,105	42,822	46,633	46,319	43,694	$ 93,229	$ 84,052	$ 84,052	$ 175,498	$ 179,468	$ 184,373
Net income (loss)	$ 4,520	$ (13,266)	$ (16,788)	$ (18,462)	$ (9,353)	$ (7,087)	$ (9,131)	$ (11,021)	(22,749)	(35,250)	(35,250)	(43,996)	(36,592)	$ (41,447)
Net loss per share (excluding warrants)	$ 0.50	$ (1.76)	$ (2.20)	$ (2.41)	$ (1.37)	$ (1.01)	$ (1.39)	$ (1.64)
Current assets	$ 187,568	$ 189,003	$ 191,759	$ 179,298	$ 203,630	$ 211,464	$ 223,550	$ 203,722	181,268	187,568	191,759	187,568	203,630
Current liabilities	$ 186,156	$ 743,602	$ 736,335	$ 474,643	$ 161,061	$ 167,253	$ 171,700	$ 157,168	$ 181,785	$ 186,156	$ 736,335	$ 186,156	$ 161,061